Long-term debt - Accounts Receivable Facility and Other (Details) - Accounts Receivable Facility € in Thousands, $ in Thousands	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Aug. 11, 2021 EUR (€)	Aug. 11, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Long-term debt
Maximum amount available	€ 777,269	$ 900,000	€ 768,049	$ 900,000	€ 733,437	$ 900,000
Letters of credit outstanding	€ 10,823	$ 12,532			€ 10,205	$ 12,522